SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS

37.	SUBSEQUENT EVENTS

Gasmig – Tariff adjustment, and Extraordinary Tariff Review

On January 03, 2021, the State’s Economic Development Secretariat (SEDE/MG) approved the tariff adjustment for Gasmig with effect from February 1, 2022 applied for the Industrial, Co-generation, Compressed Natural Gas, Liquid Natural Gas, Vehicle Natural Gas, Residential and Commercial customers. The average increase, depending on the customer category, was from 16% to 26%, compared to the tariffs in effect from November 2021, resulted from the variation in the cost of gas acquired to sell.

On April 27, 2022, the SEDE/MG Resolution n. 21 approved the gas tariff review, with the following effects: cost of capital rate of 8.71%; required revenue to the 2022-2026 cycle, average margin of R$0.6626m3, average ordinary tariff index of -10,05% on the margin in force since February, 2022 and the new tariff structure to Gasmig supply. The effects of the tariff review are applied retrospectively since February, 2022 and the differences between the approved margin and the currently margin in force are offset by the compensatory account, from February 01, 2022 to the date of the tariff adjustment including the margin approved by the aforementioned Resolution.

Interest on Equity

On March 22, 2022 the Executive Board approved payment of Interest on Equity in the amount of R$245, as a minimum mandatory dividend for the 2022 business year, withholding income tax at 34% in accordance with the current legislation, the eligible the shareholders registered in the Issuer's Nominative Stock Registry on March 28, 2022.

Water Scarcity Account

On May 03, 2022, the Grantor (Aneel) determined the value related to the Water Scarcity Account regarding the amounts requested by distribution agents through the Term of Acceptance to the Decree nº 10,939, under the Normative Resolution nº 1,008/2022.

The Company requested, regarding the first payment, the resources ceiling for the Incentive Program for Voluntary Consuption Reduction, as well as for the importation of energy authorized by the Chamber of Hydroenergetic Management Exceptional Rules (‘CREG’), for July and August, 2021, amounting R$191, received on May 09, 2022.

The Company also requested full access to the resources to be made available by the Water Scarcity Account related to Tariff Flagg Resources Centralized Balance costs, referred to April, 2022, and by the Simplified Competitive Procedure (‘PCS/2021’).

The distribution agents that joined the aforemention Decree relinquished to (i) request to suspend or reduce energy acquired by purchase power agreement because of consumption reduction occurred until December, 2022; (ii) declare dividends or interest on equity exceeding 25% of their net profit, adjusted by Legal Reserve and Contingence Reserve, in case of intra-sector delinquency; (iii) the right to question, either in court or in an arbitration tribunal, the conditions established in the Decree.

The Aneel Normative Resolution 1,008, from 2022, establishes that the amount payed to each distribution agent shall be reverted into negative financial component until the 2024 tariff process, duly updated by Selic Rate, and that neutrality is guaranteed.

2022 Programmed Voluntary Retirement Plan (‘PDVP’)

On April 18, 2022 the Company approved the Programmed Voluntary Retirement Plan for 2022 (‘the 2022 PDVP’). All the employees are eligible to join the program, except as provided for in the Program, from May 02 to 20, 2022. The program will pay the standard legal payments for voluntary termination of employment and a bonus, as an indemnity, which is calculated by the application of a percentage determined by the length of time the employee has worked for Cemig, on the current remuneration, for each year of employment, according to the Program terms, and, for those employees whose job tenure in Cemig is longer than 25 years, the value of 12 remunerations.

Purchase and Sale Agreement for the acquisition of 49% of the equity interest in Specific Purpose Companies owning photovoltaic plant

On April 07, 2022, Cemig Sim entered into a Purchase and Sale Agreement of Shares and other Covenants for the acquisition of 49% of the equity interest of 6 Specific Purpose Companies, held by G2 Energia e Empreendimentos Imobiliários Ltda. (“G2”) and by Apolo Empreendimentos e Energia Ltda. (“Apolo”), for the estimated amount of R$37, wich is subject to the price adjustment methods established in the Agreement. The Specific Purpose Companies are owners of 6 photovoltaic plants in the shared distributed minigeneration mode, totaling 18.5MWp of power.

The plants, located in Lavras-MG, are fully operational and, combined, will supply approximately 1,800 customers in the residential, commercial, and low-voltage industrial markets, reducing emissions by 1,700 tons of CO2/year.

The transaction results from the share purchase right, granted to Cemig Sim through the Term Sheet, signed in November, 2020. The closing of the transaction and the conclusion of the shares acquisition of each SPE is subject to the approval of the Brazilian Antitrust Authority (‘CADE’).